Convertible Notes Payable and Accrued Interest (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized Debt Discount	$ 31,250	$ 68,750	$ 20,833
Accrued Interest
Total	604,736	526,372	397,929
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	101,206	93,768	78,727
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	35,000	35,000	50,000
Accrued Interest	43,769	41,165	51,195
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	20,501	18,021	18,007
Due to entity owned by two Directors of Omagine, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	100,000	100,000
Accrued Interest	4,260	1,781
Due to an investor, interest at 0% per annum, due on September 12, 2017, convertible into Common Stock at a conversion price of $0.40 per Common Share (as modified on April 13, 2017 from a $50,000 note payable bearing interest at 5% per annum due on April 13, 2017 and convertible at a conversion price of $0.65 per share): [Member]
Debt Instrument [Line Items]
Principal	100,000	50,000
Unamortized Debt Discount		(13,904)
Accrued Interest		541
Total	$ 604,736	$ 526,372	$ 397,929